Note 9 - Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of employee participation in share-based payment arrangements [text block]
	Cash-settled program	Equity-settled program

Staff members	1	85
Managers	-	3
	1	88

Disclosure of share options granted [text block]
December 31, 2021

Number of options granted	1,805,100
Weighted average fair value at grant date (EUR)	19.26
Expense of the period (kEUR)	1,898
Increase in equity (kEUR)	1,898
December 31, 2020

Number of options granted	1,805,100
Weighted average fair value at grant date (EUR)	19.26
Expense of the period (kEUR)	32,160
Increase in equity (kEUR)	32,160

Disclosure of number and weighted average exercise prices of share options [text block]
2021

January 1, 2021	1,805,100
Granted	-
Forfeited	-
December 31, 2021	1,805,100
2020

January 1, 2020	-
Granted	1,805,100
Forfeited	-
December 31, 2020	1,805,100

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
Input factor

Weighted average share price (EUR)	22.01
Exercise price (EUR)	0.06
Expected volatility	75%
Option life (yrs.)	1.29
Expected dividends (EUR)	0.00
Risk-free interest rate	(0.73)%
Lack of marketability discount	14.39%

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
December 31, 2021

Number of options granted	86,411
Weighted average fair value at measurement date (EUR)	14.74
Expense of the period (kEUR)	83
Increase in equity (kEUR)	83

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
2021

January 1, 2021	-
Granted	86,411
Forfeited	-
December 31, 2021	86,411

Earnings per share [text block]
	2021	2020	2019
	EUR	EUR	EUR

From continuing operations attributable to the ordinary equity holders of the company	(1.07)	(0.97)	(0.18)
	(1.07)	(0.97)	(0.18)

Disclosure of related party [text block]
	2021	2020	2019
	kEUR	kEUR	kEUR

Short-term employee benefits	1,317	558	589
Share-based payments*	1,898	5,829	-
Total compensation	3,215	6,387	589

Disclosure of transactions between related parties [text block]
	2021	2020	2019
	kEUR	kEUR	kEUR

Loans from key management personnel (subordinated crowdfunding loan II)	2	2	-
Loans from other related parties	-	199	191
	2	201	191
Advance payments received from key management personnel*	47	52	-
Total	49	253	191

Disclosure of reconciliation of liabilities arising from financing activities [text block]
	Jan. 1, 2021	Cash flows	Non-cash changes			Dec. 31, 2021
			EIR method	Additions	Other
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Financial liabilities*
Loans and participation rights	12,765	(2,187)	30	-	(6,859)	3,749
Lease liabilities	1,958	(378)	-	1,496	-	3,076
	14,723	(2,565)	30	1,496	(6,859)	6,825
	Jan. 1, 2020	Cash flows	Non-cash changes			Dec. 31, 2020
			EIR method	Additions	Other
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Financial liabilities*
Loans and participation rights	6,250	8,330	482	(650)	(1,648)	12,765
Lease liabilities	2,228	(282)	-	12	-	1,958
	8,478	8,049	482	(638)	(1,648)	14,723
	Jan. 1, 2019	Cash flows	Non-cash changes			Dec. 31, 2019
			EIR method	Additions	Other
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Financial liabilities*
Loans and participation rights	2,067	3,710	192	-	281	6,250
Lease liabilities	-	(92)	-	2,320	-	2,228
	2,067	3,618	192	2,320	281	8,478